NEW STANDARDS AND AMENDMENTS AND INTERPRETATIONS OF EXISTING STANDARDS	12 Months Ended
Dec. 31, 2021
New Standards And Amendments And Interpretations Of Existing Standards
NEW STANDARDS AND AMENDMENTS AND INTERPRETATIONS OF EXISTING STANDARDS

41)       NEW STANDARDS AND AMENDMENTS AND INTERPRETATIONS OF EXISTING STANDARDS

Standards, amendments and interpretations of new standards for the year ended December 31, 2021

•	IFRS 16 – Leases – Rental concessions related to Covid-19 beyond June 30, 2021.This is a practical expedient that allows tenants not to consider as an amendment to the contract, those leases that they receive as concession, due to the Covid-19 pandemic. The Company has opted not to use the practical expedient, therefore, there was no impact on the Financial Statements.

Reform in the interest rates used as market references (IBOR) – Phase II. Impacts on IFRS 4 – Insurance Contracts, IFRS 7 – Financial Instruments: Disclosures, IFRS 9 – Financial Instruments, IFRS 16 – Leases and IAS 39 – Financial Instruments: Recognition and Measurement Disclosures. The main changes were: (i) permission to replace the effective interest rate of financial instruments by a compatible rate, without derecognizing the operation, provided that it is a consequence of the reform; (ii) Recognition as a result of the ineffective portion of hedge accounting, due to the e

d of the exemptions provided for in Phase I of the project. These changes are effective for years beginning on January 1, 2021. No impacts on the Company were identified.

Standards, amendments and interpretation of standards applicable to future periods

•	IFRS 17 – Insurance Contracts. Establishes the principles for the recognition, measurement, presentation and disclosure of insurance contracts within the scope of the Standard. The purpose of IFRS 17 is to ensure that an entity provides relevant information that faithfully represents those contracts. The general model of IFRS 17 requires insurers and reinsurers to measure their insurance contracts at the initial time by the estimated total cash flow, adjusted for the time value of money and the explicit risk related to non-financial risk, in addition to of the contractual margin of the service. This estimated value is then remeasured at each base date. The unrealized profit (corresponding to “the contractual margin of the service) is recognized over the term of the contracted coverage. The general model is planned to be applied to long-term portfolios. As a variation of the general model the variable rate model (VFA) is presented, which follows the same principles of the general model, however it is changed to measure profits on investments, this model will be applied to the PGBL and VGBL pension portfolios. Apart from this general model, IFRS 17 provides, as a way of simplifying the process, the premium allocation approach. This simplified model is applicable to certain insurance contracts, including those with coverage of up to one year. The simplified model will be applied to the portfolios of Non-Life, Health insurance and short-term Life products. This information provides a basis for users of financial statements to evaluate the effect that insurance contracts have on the financial position, financial performance and the Company’s cash flows. In addition, an amendment to IFRS 17 transition requirements was published, which deals with an option for Insurance entities to provide comparative information on financial assets in order to avoid possible temporary financial mismatches between financial assets and liabilities of insurance contracts, since IFRS 17 and IFRS 9 have different transition requirements. IFRS 17 is effective for annual periods beginning on or after January 1, 2023. The Company is in the process of implementing the standard, currently evaluating the impacts of transition in each of its portfolios.

•	Amendments to IAS 1 – Presentation of the Financial Statements. The amendments aim to improve accounting policy disclosures so that entities provide more useful information to users of Financial Statements. Entities should disclose their material accounting policies, rather than their significant accounting policies. It also includes guidelines on how to apply the concept of materiality to accounting policy disclosures. The amendments take effect for annual periods beginning on or after January 1, 2023, with early adoption permitted. The Company is in the process of evaluating the impacts of the disclosure in the Financial Statements.

•	Amendments to IAS 8 – Accounting Policies, Change of Estimates Error Correction. Entities should distinguish the differences between amendments in accounting policies and amendments in accounting estimates. The amendments take effect for annual periods beginning on or after January 1, 2023, with early adoption permitted. The Company is in the process of evaluating the impacts of the disclosure in the Financial Statements.

•	Amendments to IAS 12 – Taxes on Profit. In specific circumstances, entities are exempt from recognizing deferred taxes when they recognize assets or liabilities for the first time. This exemption applies to leasing operations and closing obligations, for example. With the amendments, entities will no longer be entitled to exemption and will be obliged to recognize the deferred tax on such transactions. The changes will be effective for annual periods beginning on or after January 1, 2023. The Company is in the process of assessing impacts.